Notes Payable	12 Months Ended
Sep. 30, 2025
Notes Payable [Abstract]
NOTES PAYABLE
9.	NOTES PAYABLE

In connection with the acquisition of 100% of the issued and outstanding shares of Alpha Mind (Note 4), the Company issued promissory note of $153,000 (equivalent to RMB 1,073,693) and $27,000 (equivalent to RMB 189,475), respectively, to MMTEC, Inc. and Burgeon Capital, Inc.(collectively “Notes”) as purchase price. The Notes had a maturity of 90 days from the closing date, an interest rate at an annual rate to 3% per annum and is secured by all of the issued and outstanding equity of Alpha Mind and all of the assets of Alpha Mind, including its consolidated entities. The Company recorded the promissory notes in the account of “notes payable” on the consolidated balance sheets, and accrued interest for promissory notes in the account of “accrued expenses and other current liabilities”.

On June 6, 2024, the Company and Burgeon Capital agreed to settle all outstanding principal amount and accrued interest under the Note with a total amount of US$27,342 by issuance of Class A ordinary shares.

On April 23, 2025, the Company, MMTEC, Inc. (the “Seller”), a holder of certain Secured Promissory Note dated December 28, 2023 issued by the Company in the original principal amount of US$153,000,000 (the “Note”), and Infinity Asset Solutions Ltd., (the “Buyer” or “Infinity Asset”), entered into a Note Purchase Agreement (the “Agreement”), pursuant to which the Seller agrees to sell, transfer and assign to the Buyer, and the Buyer agrees to purchase from the Seller, of which the unpaid principal was US$50,000 and the unpaid interest was US$1,988 as of the date of the Agreement.

On June 30, 2025, the Company and the Sellers of Alpha Mind agreed to extend the maturity date of the Notes to December 31, 2025, and if the Notes have an outstanding balance on the maturity date, the maturity date will be automatically extended to the end of following year. The Company repaid the notes payable of RMB 59,088 to MMTEC, Inc.

As of September 30, 2025, the Company had notes payable of RMB 668,021.